SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF FAIR VALUE ASSUMPTIONS
Fair value per share	0.066
Discount rate (after tax)	15%
Discount for lack of marketability (“DLOM”)	28%